Debt - Blue Torch Financing and Warrant Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 09, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Liquidity	$ 5,000
Warrants outstanding (in shares)	91,130
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Letters of credit outstanding		$ 0	$ 800
Lender Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares)	1,896,177
Weighted Average Exercise Price ($ per share)	$ 11.50
Exercise period termination date	10 years
The Credit Facility | Secured Debt
Debt Instrument [Line Items]
Loan proceeds	$ 32,170
Interest expense, debt		$ 600
Debt instrument, interest rate during period		12.95%
Outstanding principal balance		$ 26,200
Discount		$ 7,000
The Credit Facility | Secured Debt | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Term of loan (in years)	3 years
Fixed annual interest rate	2.00%
Prepayment amounts	3.00%
The Credit Facility | Secured Debt | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Fixed annual interest rate	3.00%
Prepayment amounts	2.00%
The Credit Facility | Secured Debt | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Fixed annual interest rate	5.00%
Prepayment amounts	0.00%
The Credit Facility | Secured Debt | Variable Rate Component One
Debt Instrument [Line Items]
Basis rates	2.00%
The Credit Facility | Secured Debt | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis rates	10.00%
SOFR floor rate	1.00%
The Credit Facility | Secured Debt | Secured Overnight Financing Rate (SOFR) | Variable Rate Component Three
Debt Instrument [Line Items]
Basis rates	1.00%
The Credit Facility | Secured Debt | Reference Rate
Debt Instrument [Line Items]
Basis rates	9.00%
SOFR floor rate	2.00%
The Credit Facility | Secured Debt | Federal Funds Effective Rate | Variable Rate Component Two
Debt Instrument [Line Items]
Basis rates	0.50%